UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA SHORT-TERM BOND FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2007


[LOGO OF USAA]
   USAA(R)

                            USAA SHORT-TERM
                                    BOND Fund

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2007

       ------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

       We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

       If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

       For more specific information, please consult your tax adviser.

       ------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

  Portfolio of Investments                                                   15

  Notes to Portfolio of Investments                                          29

  Financial Statements                                                       33

  Notes to Financial Statements                                              36

EXPENSE EXAMPLE                                                              47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                "

[PHOTO OF CHRISTOPHER W. CLAUS]    IN INVESTING, AS IN LIFE, QUALITY
                                    TENDS TO STAND THE TEST OF TIME.

                                                "

                                                                   February 2007
--------------------------------------------------------------------------------

         In investing, as in life, quality tends to stand the test of time. I was reminded of this truth recently when it became clear that in the pursuit of returns, many investors had forgotten the risk side of the investing equation. If I have a choice between quality (lower risk) and the possibility of an outsized return (higher risk), I much prefer quality for the long run.

         Still, it is easy to be tempted when the financial markets offer the perception of reward for limited risk. That was certainly the case throughout the reporting period. Whether it was stocks or corporate bonds, the markets seemed to lull investors into a state of complacency regarding risk.

         Consider first the equity market. For the 12-month period ending December 31, 2006, the S&P 500 Index returned 15.78%, the technology-laden NASDAQ-100 Index returned 7.28%, and the MSCI-World Index returned 20.07%. However, there is reason for caution when we look deeper. Large-cap value stocks beat large-cap growth stocks by a more than 3-to-1 margin during that period (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index) - an unusual difference in magnitude that is likely to correct itself.

         The equity market as a whole also experienced a "junk rally" with lower-quality stocks outperforming higher-quality stocks. As more and more investors bought lower-quality issues, driving up prices, it began to look to me like an unusual game of musical chairs, in which the winner would be the one who walks away rather than the one who remains. Eventually, risk will regain its position in the risk-reward equation - an equation where quality tends to prevail.

         Next, in the fixed-income market, investors continue to deal with the inverted yield curve (where short-term rates are higher than long-term rates).

 . . . C O N T I N U E D
========================--------------------------------------------------------

         While market sentiment is on the side of a rate cut by the Federal Reserve Board (the Fed), I believe the Fed will be reluctant to lower short-term rates until inflation is squarely under control and growing at only about 2% annually.

         Meanwhile, bond investors - hungry for higher yields - have become more complacent about risk and have been willing to pay more for poorer issues, particularly in the high-yield and corporate bond markets. Another concern is the growing appetite of private equity firms for publicly traded companies. These firms are paying stockholders a premium by piling mountains of debt onto bondholders, forcing down bond prices and driving up risk.

         At USAA, we continue to believe that investors should assume risk only when they are being adequately compensated - which does not often happen during periods of market exuberance or turbulence. A diversified portfolio with an asset allocation strategy remains the most effective way to capitalize on the potential for your money to grow over the long term.

         Whatever happens in the months ahead, you can be assured that we will continue working hard for you. Thank you for your faith and trust in us.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. o The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category. o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]  MATTHEW FREUND, CFA
                             USAA Investment Management Company

[PHOTO OF JULIANNE BASS]   JULIANNE BASS, CFA
                             USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA Short-Term Bond Fund provided a total return of 2.70% for the six-month period ending January 31, 2007, putting your Fund in the top 27% of its peer group (the Lipper Short Investment Grade Debt Funds Average returned 2.57%). This compares to a return of 2.55% for the Lehman Brothers 1-3 Year Government/Credit Index and 2.67% for the Lipper Short Investment Grade Bond Funds Index. At the same time, the Fund provided a one-year dividend yield of 4.35%, compared to 4.11% for the average Lipper Short Investment Grade Debt Fund.

         In January 2007, Julianne Bass began co-managing the Fund. Ms. Bass has 19 years of investment experience, seven of them with USAA Investment Management Company.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         During the period, Federal Reserve Board (the Fed) governors left the federal funds rate unchanged at 5.25%. Longer rates drifted downward, which put the overnight rates well above 2- to 30-year maturities. As a result, the yield curve remained inverted, which is unusual and sometimes (but not always) an indicator of future economic weakness.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         Our goal is to generate an attractive yield with an acceptable level of price volatility - a particular challenge when the yield

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGES 10 AND 12 FOR BENCHMARK DEFINITIONS.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGE 15-28.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             HISTORICAL YIELD CURVE

                  [CHART OF HISTORICAL YIELD CURVE]

                             YIELD
                      -------------------
MATURITY              7/31/06     1/31/07              SPREAD
--------              -------     -------             --------
3 MONTH                5.068%      5.103%              0.0347%
6 MONTH                5.144%      5.137%             -0.0070%
2 YEAR                 4.950%      4.916%             -0.0336%
3 YEAR                 4.915%      4.847%             -0.0678%
5 YEAR                 4.896%      4.800%             -0.0966%
10 YEAR                4.979%      4.808%             -0.1714%
30 YEAR                5.065%      4.907%             -0.1579%

                             [END CHART]

SOURCE: BLOOMBERG L.P.

         curve is inverted. If we extend maturities, we can lock in higher interest rates, but we run the risk that rates will increase further and reduce the portfolio's net asset value (NAV), because as interest rates increase, bond prices fall. If we do not extend, the NAV remains more stable, but we lose the opportunity to maintain an attractive yield should rates fall. It is impossible to stabilize both the NAV and the long-term income of the Fund. Our strategy, which gave the Fund a substantial yield advantage over its peers, was to maximize income by purchasing attractive bonds along the yield curve, generally focusing on issues five years and shorter, while maintaining a dollar-weighted average portfolio maturity of three years or less.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         While performance benefited as corporate bonds increased in price, the higher prices did not always compensate the Fund for the risks, so we sold some of our holdings. We continued to limit the positions we took in any one issuer, thereby reducing our exposure to potential credit problems, and used fundamental research to find attractive opportunities in the market. In addition, we added to our position in commercial mortgage-backed securities because of their attractive yields and high credit quality.

WHAT IS THE OUTLOOK?

         An unusually warm winter might be clouding the short-term economic picture. Typically, cold weather reduces economic activity, so economists often adjust data to make comparisons easier. These "seasonal adjustments" may make the economy look stronger than it is if the weather is warmer than expected. It may take several months before we know if the economy has strengthened as much as current data suggests.

         Going forward, investors should expect most of the Fund's return to come from the income provided by the Fund. The Fund's portfolio management team remains committed to seeking to provide a high-quality, well-diversified bond fund with an acceptable level of risk. We thank you for your investment in the Fund.

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA SHORT-TERM BOND FUND

                             [LOGO OF LIPPER LEADER]
                                  PRESERVATION

The Fund is listed as a Lipper Leader for Preservation among 4,208 fixed-income funds for the overall period ending January 31, 2007.

LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF JANUARY 31, 2007. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 4,208, 3,506, AND 2,203 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM BOND FUND (Ticker Symbol: USSBX)

OBJECTIVE
--------------------------------------------------------------------------------

         High current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities and the Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

--------------------------------------------------------------------------------
                                          1/31/07                   7/31/06
--------------------------------------------------------------------------------
Net Assets                            $463.4 Million            $439.3 Million
Net Asset Value Per Share                 $8.85                     $8.80

--------------------------------------------------------------------------------
                                          1/31/07                   7/31/06
--------------------------------------------------------------------------------
Dollar-Weighted Average
  Portfolio Maturity                     2.4 Years                 2.5 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
            SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD AS OF 1/31/07
--------------------------------------------------------------------------------

7/31/06 TO 1/31/07*                                         30-DAY SEC YIELD**
       2.70%                                                       5.29%

 *TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.
**CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY  SHAREHOLDERS ON THEIR
         REINVESTED   NET   INVESTMENT   INCOME  AND   REALIZED   CAPITAL   GAIN
         DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JANUARY 31, 2007

--------------------------------------------------------------------------------
               TOTAL RETURN    =       DIVIDEND RETURN      +       PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS          4.09%        =            5.21%           +          -1.12%
5 YEARS           2.61%        =            4.04%           +          -1.43%
1 YEAR            4.68%        =            4.45%           +           0.23%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING JANUARY 31, 2007

       [CHART OF TOTAL RETURN DIVIDEND RETURN CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                 TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
1/31/1998            7.59%               6.14%                    1.45%
1/31/1999            4.65%               6.34%                   -1.69%
1/31/2000            3.96%               6.18%                   -2.22%
1/31/2001            8.17%               7.03%                    1.14%
1/31/2002            3.63%               6.29%                   -2.66%
1/31/2003            0.09%               5.03%                   -4.94%
1/31/2004            4.27%               3.72%                    0.55%
1/31/2005            1.55%               3.20%                   -1.65%
1/31/2006            2.54%               3.77%                   -1.23%
1/31/2007            4.68%               4.45%                    0.23%

                               [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

                       [CHART OF DIVIDEND YIELD COMPARISON]

                                                   LIPPER SHORT INVESTMENT GRADE
                  USAA SHORT-TERM BOND FUND             DEBT FUNDS AVERAGE
                  -------------------------        -----------------------------
1/31/1998                   6.07%                              5.74%
1/31/1999                   6.09                               5.65
1/31/2000                   6.18                               5.70
1/31/2001                   6.66                               5.93
1/31/2002                   6.48                               5.19
1/31/2003                   5.23                               3.86
1/31/2004                   3.65                               2.79
1/31/2005                   3.23                               2.61
1/31/2006                   3.77                               3.21
1/31/2007                   4.35                               4.11

                                 [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 1/31/98 TO 1/31/07.

         THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL SHORT-TERM INVESTMENT-GRADE DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             LEHMAN BROTHERS 1-3 YEAR     LIPPER SHORT INVESTMENT    USAA SHORT-TERM
              GOVERNMENT/CREDIT INDEX     GRADE BOND FUNDS INDEX        BOND FUND
             ------------------------     -----------------------    ---------------
01/31/97            $10,000.00                  $10,000.00             $10,000.00
02/28/97             10,024.79                   10,033.73              10,029.23
03/31/97             10,017.02                   10,023.32              10,019.75
04/30/97             10,099.16                   10,103.55              10,112.16
05/31/97             10,169.74                   10,171.26              10,173.00
06/30/97             10,240.47                   10,242.31              10,247.78
07/31/97             10,354.18                   10,358.75              10,414.19
08/31/97             10,363.93                   10,366.09              10,391.16
09/30/97             10,441.29                   10,447.37              10,489.20
10/31/97             10,518.96                   10,511.57              10,563.60
11/30/97             10,545.40                   10,537.63              10,592.25
12/31/97             10,614.98                   10,600.79              10,651.31
01/31/98             10,717.45                   10,692.56              10,758.69
02/28/98             10,726.04                   10,707.31              10,725.61
03/31/98             10,768.02                   10,750.94              10,795.37
04/30/98             10,821.24                   10,801.20              10,850.26
05/31/98             10,880.08                   10,859.32              10,924.37
06/30/98             10,936.27                   10,907.99              10,984.09
07/31/98             10,987.17                   10,956.15              11,029.44
08/31/98             11,113.44                   11,030.74              11,140.85
09/30/98             11,263.01                   11,147.37              11,156.69
10/31/98             11,311.77                   11,132.52              11,120.86
11/30/98             11,309.79                   11,161.22              11,167.49
12/31/98             11,353.58                   11,209.39              11,187.09
01/31/99             11,402.01                   11,265.78              11,259.33
02/28/99             11,353.91                   11,228.99              11,243.37
03/31/99             11,434.40                   11,316.13              11,337.09
04/30/99             11,473.57                   11,357.19              11,380.55
05/31/99             11,464.15                   11,341.99              11,384.27
06/30/99             11,498.20                   11,363.51              11,423.69
07/31/99             11,531.09                   11,376.46              11,444.23
08/31/99             11,561.50                   11,398.66              11,457.53
09/30/99             11,639.18                   11,474.08              11,540.75
10/31/99             11,673.72                   11,498.78              11,549.50
11/30/99             11,699.50                   11,536.70              11,614.70
12/31/99             11,711.56                   11,561.36              11,641.50
01/31/00             11,711.56                   11,566.53              11,704.73
02/29/00             11,792.71                   11,641.32              11,805.12
03/31/00             11,859.48                   11,701.36              11,882.25
04/30/00             11,882.29                   11,704.21              11,907.80
05/31/00             11,925.26                   11,745.66              11,893.53
06/30/00             12,056.82                   11,875.99              12,072.60
07/31/00             12,139.29                   11,949.09              12,153.75
08/31/00             12,235.48                   12,035.94              12,109.98
09/30/00             12,336.30                   12,138.18              12,226.37
10/31/00             12,391.50                   12,174.21              12,210.68
11/30/00             12,506.86                   12,284.65              12,329.39
12/31/00             12,657.75                   12,415.25              12,470.88
01/31/01             12,837.07                   12,592.05              12,660.93
02/28/01             12,928.47                   12,679.84              12,756.86
03/31/01             13,033.42                   12,771.31              12,877.20
04/30/01             13,074.74                   12,801.88              12,937.13
05/31/01             13,155.22                   12,881.02              13,020.48
06/30/01             13,205.63                   12,934.27              13,090.93
07/31/01             13,371.73                   13,093.33              13,321.71
08/31/01             13,462.47                   13,178.18              13,405.53
09/30/01             13,662.78                   13,303.76              13,523.21
10/31/01             13,799.29                   13,404.46              13,527.62
11/30/01             13,762.11                   13,338.25              13,180.58
12/31/01             13,768.88                   13,324.93              13,103.00
01/31/02             13,808.22                   13,363.55              13,120.32
02/28/02             13,868.21                   13,402.97              13,067.73
03/31/02             13,777.97                   13,342.29              13,105.15
04/30/02             13,931.84                   13,448.40              13,136.30
05/31/02             14,005.06                   13,523.48              13,181.61
06/30/02             14,117.11                   13,538.68              13,066.07
07/31/02             14,257.59                   13,579.28              12,749.96
08/31/02             14,334.61                   13,664.36              12,925.01
09/30/02             14,458.73                   13,753.25              13,041.14
10/31/02             14,477.08                   13,761.68              12,899.49
11/30/02             14,476.42                   13,767.35              12,886.28
12/31/02             14,633.42                   13,904.56              13,087.09
01/31/03             14,651.44                   13,926.43              13,131.96
02/28/03             14,732.42                   14,010.24              13,218.64
03/31/03             14,763.66                   14,031.65              13,244.83
04/30/03             14,820.68                   14,092.25              13,363.34
05/31/03             14,904.64                   14,172.87              13,528.23
06/30/03             14,937.36                   14,199.01              13,555.15
07/31/03             14,840.18                   14,073.86              13,405.72
08/31/03             14,846.29                   14,087.16              13,416.31
09/30/03             15,010.08                   14,233.89              13,602.24
10/31/03             14,949.26                   14,197.84              13,569.47
11/30/03             14,950.42                   14,200.89              13,575.62
12/31/03             15,045.28                   14,272.59              13,643.51
01/31/04             15,086.27                   14,318.69              13,692.63
02/29/04             15,170.89                   14,384.67              13,773.15
03/31/04             15,224.60                   14,433.57              13,824.25
04/30/04             15,068.42                   14,304.62              13,697.20
05/31/04             15,047.43                   14,276.60              13,684.99
06/30/04             15,051.89                   14,286.59              13,689.42
07/31/04             15,115.69                   14,344.40              13,743.58
08/31/04             15,234.02                   14,446.47              13,824.53
09/30/04             15,225.60                   14,450.26              13,848.72
10/31/04             15,278.48                   14,498.00              13,883.55
11/30/04             15,204.11                   14,457.61              13,858.16
12/31/04             15,240.97                   14,501.95              13,900.45
01/31/05             15,238.49                   14,504.04              13,904.49
02/28/05             15,209.89                   14,490.19              13,898.16
03/31/05             15,198.16                   14,470.28              13,905.62
04/30/05             15,286.58                   14,545.88              13,966.86
05/31/05             15,352.53                   14,603.57              14,021.05
06/30/05             15,386.90                   14,646.73              14,048.47
07/31/05             15,345.75                   14,613.25              14,043.91
08/31/05             15,445.41                   14,702.65              14,116.88
09/30/05             15,406.73                   14,672.07              14,130.95
10/31/05             15,400.45                   14,661.05              14,141.19
11/30/05             15,450.70                   14,703.94              14,172.03
12/31/05             15,511.19                   14,757.07              14,219.27
01/31/06             15,541.10                   14,795.86              14,257.73
02/28/06             15,559.45                   14,828.06              14,288.87
03/31/06             15,578.29                   14,839.66              14,310.78
04/30/06             15,630.84                   14,886.35              14,359.85
05/31/06             15,652.50                   14,909.62              14,379.07
06/30/06             15,683.07                   14,932.66              14,418.06
07/31/06             15,804.21                   15,044.67              14,532.79
08/31/06             15,922.22                   15,154.19              14,634.68
09/30/06             16,007.34                   15,236.70              14,724.05
10/31/06             16,074.77                   15,305.26              14,792.01
11/30/06             16,162.86                   15,395.55              14,899.34
12/31/06             16,170.63                   15,406.14              14,888.51
01/31/07             16,207.98                   15,445.67              14,924.96

                                     [END CHART]

         DATA FROM 1/31/97 THROUGH 1/31/07.

         REFER TO PAGE 12 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The  graph  on  page  11  illustrates   the  comparison  of  a  $10,000
         hypothetical investment in the USAA Short-Term Bond Fund to the following benchmarks:

         o The broad-based Lehman Brothers 1-3 Year Government/Credit Index is an unmanaged index made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

         o The Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                              PORTFOLIO RATINGS MIX
                                    1/31/2007

             [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                        46%
BBB                                                        20%
A                                                          19%
AA                                                          9%
Securities With Short-Term Investment-Grade Ratings         5%
Below Investment-Grade                                      1%

                          [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                                  PORTFOLIO MIX
                                    1/31/2007

                 [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                    34.9%
Commercial Mortgage-Backed Securities                    27.2%
Asset-Backed Securities                                  13.3%
Municipal Bonds                                           7.8%
U.S. Government Agency Issues                             6.0%
Eurodollar & Yankee Obligations                           5.6%
Commercial Paper                                          3.4%
Variable-Rate Demand Notes                                1.8%

                          [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (34.9%)

               CONSUMER DISCRETIONARY (1.9%)
               -----------------------------
               BROADCASTING & CABLE TV (0.9%)
               Cox Enterprises, Inc.,
  $ 2,000         Notes(a)                                            8.00%              2/15/2007              $  2,001
    1,000         Notes(a)                                            7.38               6/15/2009                 1,037
    1,000      Univision Communications, Inc., Senior Notes           3.50              10/15/2007                   986
                                                                                                                --------
                                                                                                                   4,024
                                                                                                                --------
               CASINOS & GAMING (0.4%)
    2,000      Harrah's Operating Co., Inc., Guaranteed
                  Senior Notes                                        7.13               6/01/2007                 2,007
                                                                                                                --------
               HOME IMPROVEMENT RETAIL (0.4%)
    2,000      Home Depot, Inc., Senior Notes                         5.20               3/01/2011                 1,983
                                                                                                                --------
               HOUSEHOLD APPLIANCES (0.2%)
    1,000      Stanley Works, Notes                                   3.50              11/01/2007                   985
                                                                                                                --------
               Total Consumer Discretionary                                                                        8,999
                                                                                                                --------
               CONSUMER STAPLES (0.9%)
               -----------------------
               DRUG RETAIL (0.2%)
    1,000      CVS Corp., Notes                                       3.88              11/01/2007                   988
                                                                                                                --------
               FOOD RETAIL (0.3%)
    1,000      Kroger Co., Notes                                      8.05               2/01/2010                 1,070
                                                                                                                --------
               PACKAGED FOODS & MEAT (0.4%)
               Kraft Foods, Inc.,
    1,000         Notes                                               4.00              10/01/2008                   978
    1,000         Notes                                               4.13              11/12/2009                   969
                                                                                                                --------
                                                                                                                   1,947
                                                                                                                --------
               Total Consumer Staples                                                                              4,005
                                                                                                                --------
               ENERGY (2.6%)
               -------------
               INTEGRATED OIL & GAS (0.3%)
    1,425      Louisiana Land and Exploration Co., Debentures         7.63               4/15/2013                 1,568
                                                                                                                --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               OIL & GAS EQUIPMENT & SERVICES (0.9%)
  $ 3,000      Cooper Cameron Corp., Senior Notes                     2.65%              4/15/2007              $  2,983
    1,000      Seacor Holdings, Inc., Senior Notes                    7.20               9/15/2009                 1,028
                                                                                                                --------
                                                                                                                   4,011
                                                                                                                --------
               OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    2,000      Ocean Energy, Inc., Senior Notes                       4.38              10/01/2007                 1,986
    2,000      Southwestern Energy Co., MTN                           7.63               5/01/2027(b)              2,070
                                                                                                                --------
                                                                                                                   4,056
                                                                                                                --------
               OIL & GAS REFINING & MARKETING (0.5%)
    2,140      Premcor Refining Group, Inc., Senior Notes             9.25               2/01/2010                 2,246
                                                                                                                --------
               Total Energy                                                                                       11,881
                                                                                                                --------
               FINANCIALS (16.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
    3,000      Mellon Funding Corp., Senior Notes                     4.88               6/15/2007                 2,996
                                                                                                                --------
               CONSUMER FINANCE (0.6%)
    3,000      SLM Corp., MTN, CPI Floating Rate Notes                3.38(c)            6/01/2009                 2,888
                                                                                                                --------
               DIVERSIFIED BANKS (0.9%)
    2,170      First Tennessee Bank, N.A., Subordinated Notes         4.63               5/15/2013                 2,042
    1,000      Key Bank, N.A., MTN                                    5.00               7/17/2007                   997
    1,091      U.S. Central Credit Union, Senior Notes                2.70               9/30/2009                 1,045
                                                                                                                --------
                                                                                                                   4,084
                                                                                                                --------
               LIFE & HEALTH INSURANCE (2.6%)
    3,000      John Hancock Global Funding II, Notes                  5.50              12/31/2007                 2,995
               Metropolitan Life Global Funding I,
    3,000         Notes(a)                                            4.75               6/20/2007                 2,994
    2,000         Notes(a)                                            5.75               7/25/2011                 2,030
    2,000      Phoenix Companies, Inc., Senior Notes                  6.68               2/16/2008                 2,013
    2,000      Principal Financial Group, MTN                         5.15               9/30/2011                 1,982
                                                                                                                --------
                                                                                                                  12,014
                                                                                                                --------
               MULTI-LINE INSURANCE (0.4%)
    2,000      American General Finance Corp., MTN                    5.49(c)            8/16/2007                 2,002
                                                                                                                --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
    3,000      Citigroup, Inc., Global Notes                          4.25               7/29/2009                 2,933
    2,000      MBNA Corp., MTN                                        5.63              11/30/2007                 2,002
                                                                                                                --------
                                                                                                                   4,935
                                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (3.1%)
  $ 5,000      Berkshire Hathaway Finance Corp., Senior Notes         4.20%             12/15/2010              $  4,821
    1,000      Chubb Corp., Senior Notes                              3.95               4/01/2008                   983
    2,566      Kern River Funding Corp., Guaranteed
                  Senior Notes(a)                                     6.68               7/31/2016                 2,698
      500      Liberty Mutual Insurance Co., Notes(a)                 8.20               5/04/2007                   502
               Markel Corp.,
    1,340         Notes                                               7.20               8/15/2007                 1,348
    2,000         Senior Notes                                        7.00               5/15/2008                 2,027
    2,000      St. Paul Travelers Companies, Inc., Senior Notes       5.01               8/16/2007                 1,994
                                                                                                                --------
                                                                                                                  14,373
                                                                                                                --------
               REGIONAL BANKS (1.5%)
    1,000      Greenpoint Financial Corp., Senior Notes               3.20               6/06/2008                   965
    1,000      Marshall & Ilsley Bank, Senior Notes                   4.13               9/04/2007                   994
    3,000      Popular North America, Inc., MTN, Series F             5.20              12/12/2007                 2,990
    2,000      Susquehanna Bancshares, Inc., Subordinated Notes       4.75               5/01/2014                 1,949
                                                                                                                --------
                                                                                                                   6,898
                                                                                                                --------
               REITs - INDUSTRIAL (0.2%)
    1,000      ProLogis, Senior Notes                                 5.50               4/01/2012                   995
                                                                                                                --------
               REITs - OFFICE (0.7%)
    2,000      Duke Realty Ltd., Senior Notes                         5.63               8/15/2011                 2,008
    1,000      Mack-Cali Realty, LP, Notes                            5.25               1/15/2012                   980
                                                                                                                --------
                                                                                                                   2,988
                                                                                                                --------
               REITs - RESIDENTIAL (0.2%)
    1,000      AvalonBay Communities, Inc., MTN                       5.50               1/15/2012                 1,002
                                                                                                                --------
               REITs - RETAIL (0.4%)
    2,000      Simon Property Group, LP, Notes                        5.60               9/01/2011                 2,012
                                                                                                                --------
               REITs - SPECIALIZED (0.4%)
    1,000      Health Care Property Investors, Inc., Notes            5.95               9/15/2011                 1,005
    1,000      Nationwide Health Properties, Inc., MTN                6.90              10/01/2037(b)              1,028
                                                                                                                --------
                                                                                                                   2,033
                                                                                                                --------
               SPECIALIZED FINANCE (0.9%)
               CIT Group, Inc.,
    2,000         Global Notes                                        7.38               4/02/2007                 2,006
    2,000         Senior Notes                                        2.57(c)           11/23/2007                 2,004
                                                                                                                --------
                                                                                                                   4,010
                                                                                                                --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (2.7%)
  $ 3,000      Countrywide Financial Corp., MTN                       5.52%(c)           4/11/2007              $  3,001
    1,500      Golden West Financial Corp., Senior Notes              4.13               8/15/2007                 1,490
    2,255      Independence Community Bank Corp.,
                  Subordinated Notes                                  3.75               4/01/2014(d)              2,171
    2,000      Roslyn Bancorp, Inc., Senior Notes                     7.50              12/01/2008                 2,058
    2,000      Sovereign Bank Federal Savings Bank, CD                4.00               2/01/2008                 1,971
    2,000      World Savings Bank Federal Savings Bank, Notes         4.13              12/15/2009                 1,936
                                                                                                                --------
                                                                                                                  12,627
                                                                                                                --------
               Total Financials                                                                                   75,857
                                                                                                                --------
               INDUSTRIALS (2.5%)
               ------------------
               BUILDING PRODUCTS (0.2%)
    1,000      CRH America, Inc., Notes                               5.63               9/30/2011                 1,005
                                                                                                                --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    3,000      John Deere Capital Corp., MTN, Series 2005D            5.48(c)            6/10/2008                 3,007
                                                                                                                --------
               INDUSTRIAL CONGLOMERATES (1.7%)
    5,000      General Electric Capital Corp., MTN                    4.13               9/01/2009                 4,873
    3,000      Tyco International Group, COP, Notes(a)                4.44               6/15/2007                 2,988
                                                                                                                --------
                                                                                                                   7,861
                                                                                                                --------
               Total Industrials                                                                                  11,873
                                                                                                                --------
               TELECOMMUNICATION SERVICES (0.5%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    2,000      US Unwired, Inc., Secured Notes                       10.00               6/15/2012(e)              2,187
                                                                                                                --------
               UTILITIES (10.1%)
               -----------------
               ELECTRIC UTILITIES (6.8%)
               Alabama Power Co.,
    2,000         Senior Notes                                        3.50              11/15/2007                 1,971
    2,000         Senior Notes                                        5.56(c)            8/25/2009                 2,009
    1,738      Cedar Brakes II, LLC, Senior Notes, Series C(a)        9.88               9/01/2013                 1,922
    2,000      Cincinnati Gas & Electric Co., Debentures              5.70               9/15/2012                 2,020
    2,000      Entergy Gulf States, Inc., First Mortgage Bonds        6.00              12/01/2012                 1,990

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
  $ 3,000      Entergy Louisiana, Inc., First Mortgage Bonds          5.83%             11/01/2010              $  2,992
    2,000      FPL Group Capital, Inc., Debentures                    5.63               9/01/2011                 2,019
    2,000      Midamerican Energy Holdings Co., Senior Notes          4.63              10/01/2007                 1,989
    2,000      New York State Electric & Gas Corp., Notes             4.38              11/15/2007                 1,982
    2,000      Northern States Power Co., First Mortgage
                  Bond, Series B                                      8.00               8/28/2012                 2,246
    1,917      Oglethorpe Power Corp., Senior Secured
                  Facility Bonds                                      6.97               6/30/2011                 1,937
    2,494      Power Contract Financing, Senior Notes(a)              6.26               2/01/2010                 2,505
    1,800      Public Service Electric & Gas Co., First
                  Mortgage Bonds (INS)                                6.38               5/01/2008                 1,819
    2,000      Texas-New Mexico Power Co., Notes                      6.13               6/01/2008                 2,004
    2,000      TIERS Corp., Bond-Backed Certificates(a)               6.50              10/01/2007                 2,009
                                                                                                                --------
                                                                                                                  31,414
                                                                                                                --------
               GAS UTILITIES (2.2%)
    2,000      AGL Capital Corp., Senior Notes                        7.13               1/14/2011                 2,101
    2,000      Energy Transfer Partners, LP, Senior Notes             5.65               8/01/2012                 1,998
    2,000      Kinder Morgan Energy Partners, LP, Notes               6.75               3/15/2011                 2,085
    1,000      ONEOK Partners, LP, Senior Notes                       5.90               4/01/2012                 1,012
    3,000      Texas Eastern Transmission, LP, Senior Notes           5.25               7/15/2007                 2,993
                                                                                                                --------
                                                                                                                  10,189
                                                                                                                --------
               MULTI-UTILITIES (1.1%)
    1,000      Dominion Resources, Inc., Senior Notes                 4.13               2/15/2008                   986
    1,000      Energy East Corp., Notes                               6.75               6/15/2012                 1,051
    2,000      Nisource Finance Corp., Guaranteed Notes               7.88              11/15/2010                 2,156
    1,000      Teco Energy, Inc., Notes                               6.13               5/01/2007                 1,003
                                                                                                                --------
                                                                                                                   5,196
                                                                                                                --------
               Total Utilities                                                                                    46,799
                                                                                                                --------
               Total Corporate Obligations (cost: $162,224)                                                      161,601
                                                                                                                --------
               EURODOLLAR AND YANKEE OBLIGATIONS (5.6%)(f)

               CONSUMER DISCRETIONARY (0.4%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.4%)
    2,000      DaimlerChrysler, N.A. Holding Corp., MTN               5.83(c)            9/10/2007                 2,004
                                                                                                                --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               ENERGY (1.5%)
               -------------
               INTEGRATED OIL & GAS (1.3%)
               PEMEX Finance Ltd.,
  $   500         Notes                                               8.02%              5/15/2007              $    500
    5,272         Notes                                               9.03               2/15/2011(e)              5,617
                                                                                                                --------
                                                                                                                   6,117
                                                                                                                --------
               OIL & GAS DRILLING (0.2%)
      782      Delek & Avner-Yam Tethys Ltd., Secured Notes(a)        6.47(c)            8/01/2013                   780
                                                                                                                --------
               Total Energy                                                                                        6,897
                                                                                                                --------
               FINANCIALS (2.8%)
               -----------------
               DIVERSIFIED BANKS (1.1%)
    3,000      Barclays Bank plc, Bonds(a)                            7.38                       -(d)              3,227
    2,000      Landsbanki Islands hf, Notes(a)                        6.10               8/25/2011                 2,032
                                                                                                                --------
                                                                                                                   5,259
                                                                                                                --------
               DIVERSIFIED CAPITAL MARKETS (0.6%)
    2,500      UBS Preferred Funding Trust II, Bonds                  7.25                       -(d)              2,661
                                                                                                                --------
               MULTI-LINE INSURANCE (0.5%)
    2,000      ING Capital Funding Trust III, Guaranteed Bonds        8.44                       -(d)              2,203
                                                                                                                --------
               REGIONAL BANKS (0.6%)
    2,000      Glitnir Banki hf, Senior Notes(a)                      4.75              10/15/2010                 1,944
    1,000      Kaupthing Bank hf, MTN(a)                              5.75              10/04/2011                 1,000
                                                                                                                --------
                                                                                                                   2,944
                                                                                                                --------
               Total Financials                                                                                   13,067
                                                                                                                --------
               INDUSTRIALS (0.4%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.4%)
    2,000      Siemens Finance, Notes(a)                              5.50               2/16/2012                 2,012
                                                                                                                --------
               MATERIALS (0.5%)
               ----------------
               FOREST PRODUCTS (0.5%)
    2,000      Nexfor, Inc., Debentures                               8.13               3/20/2008                 2,042
                                                                                                                --------
               Total Eurodollar and Yankee Obligations
                  (cost: $26,022)                                                                                 26,022
                                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES (13.3%)(g)

               FINANCIALS (12.9%)
               ------------------
               ASSET-BACKED FINANCING (12.9%)
  $   735      Aerco Ltd., Series 2A, Class A4(a)                     5.84%(c)           7/15/2025              $    714
      500      AESOP Funding II, LLC, Series 2004-2A, Class A1(a)     2.76               4/20/2008                   499
      631      Airport Airplanes, Pass-Through Certificates,
                  Series 1R, Class A8, EETC                           5.73(c)            3/15/2019                   600
    8,000      ARG Funding Corp., Series 2005-1A, Class A3(a)         4.29               4/20/2011                 7,772
               Aviation Capital Group Trust, Notes,
      333         Series 2000-1A, Class A2(a)                         5.80(c)           11/15/2025                   332
    4,060         Series 2003-2A, Class G1 (INS)(a)                   6.02(c)            9/20/2033                 4,101
    4,000      Banc of America Mortgage Securities, Inc.,
                  Series 2004-F, Class 2A6                            4.15               7/25/2034                 3,886
    5,000      Bank One Issuance Trust, Notes,
                  Series 2003, Class C1                               4.54               9/15/2010                 4,954
    3,000      Capital One Master Trust, Series 2001-6, Class C(a)    6.70               6/15/2011                 3,048
    3,640      Capital One Multi-Asset Execution Trust,
                  Notes, Series 2004, Class B5                        3.70               5/17/2010                 3,611
    2,100      CarMax Auto Owner Trust, Series 2005-1, Class C        4.82              10/15/2011                 2,072
               Citibank Credit Card Issuance Trust,
    2,000         Series 2005-C5, Class C5                            4.95              10/25/2010                 1,981
    3,000         Series 2006-B2, Class B2                            5.15               3/07/2011                 2,988
      281      Ford Credit Auto Owner Trust, Notes,
                  Series 2005-C, Class A2                             4.24               3/15/2008                   281
    3,000      Honda Auto Receivables Owner Trust
                  Certificates, Series 2005-6, Class A3               4.85              10/19/2009                 2,987
               HSBC Automotive Trust,
      464         Series 2005-3, Class A2                             4.70               1/20/2009                   464
    5,000         Series 2007-1, Class A2(h)                          5.32               5/17/2010                 4,995
      543      Long Beach Acceptance Auto Receivables Trust,
                  Notes, Series 2005-B, Class A2                      4.33               6/15/2009                   542
    5,530      MBNA America Bank, N.A., Series 2002-B1, Class B1      5.15               7/15/2009                 5,532
      502      Nissan Auto Receivables Owner Trust,
                  Series 2005-C, Class A2                             4.14               1/15/2008                   502
    3,000      Rental Car Finance Corp., Series 2004-1A,
                  Class A (INS)(a)                                    5.52(c)            6/25/2009                 3,005

22

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
  $ 4,772      USXL Funding LLC, Series 2006-1A, Class A(a)           5.38%              4/15/2014              $  4,759
                                                                                                                --------
               Total Financials                                                                                   59,625
                                                                                                                --------
               INDUSTRIALS (0.4%)
               ------------------
               AIRLINES (0.4%)
      567      America West Airlines, Inc., Pass-Through
                  Certificates, Series 1996-1, Class A, EETC          6.85               7/02/2009                   567
    1,552      American Airlines, Pass-Through Certificates,
                  Series 2002-1, Class G, EETC (INS)                  5.99(c)            9/23/2007                 1,553
                                                                                                                --------
               Total Industrials                                                                                   2,120
                                                                                                                --------
               Total Asset-Backed Securities (cost: $61,783)                                                      61,745
                                                                                                                --------
               COMMERCIAL MORTGAGE SECURITIES (27.2%)(g)

               FINANCIALS (27.2%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (25.6%)
      301      Asset Securitization Corp., Series 1997-D4,
                  Class A1D                                           7.49               4/14/2029                   302
    3,090      Bear Stearns Commercial Mortgage Securities,
                  Inc., Series 2003-T10, Class A1                     4.00               3/13/2040                 2,981
               Chase Commercial Mortgage Securities Corp.,
                  Pass-Through Certificates,
    1,119         Series 2000-3, Class A1                             7.09              10/15/2032                 1,126
    3,000         Series 2000-3, Class A2                             7.32              10/15/2032                 3,158
               Commercial Mortgage Trust, Pass-Through
                  Certificates,
    2,000         Series 2004-LB4A, Class A4                          4.58              10/15/2037                 1,922
    2,997         Series 2004-RS1, Class A(a)                         4.02               3/03/2041                 2,863
    1,000         Series 2005-LP5, Class GMB1(a)                      5.15               5/10/2043                   986
    2,000      Credit Suisse First Boston Mortgage Securities
                  Corp., Series 2002-CP5, Class F(a)                  5.78              12/15/2035                 2,019
               Diversified REIT, Notes,
    1,465         Series 1999-1A, Class A2(a)                         6.78               3/18/2011                 1,487
    3,000         Series 1999-1A, Class B(a)                          6.78               3/18/2011                 3,065
    1,000         Series 2000-1, Class B(a)                           6.97               3/08/2010                 1,024
               G-Force, LLC, Pass-Through Certificates,
    1,412         Series 2005-RR2, Class A-1(a)                       4.95              12/25/2039                 1,403
      872         Series 2005-RRA, Class A-1(a)                       4.39               8/22/2036                   838

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
  $   825      GE Commercial Mortgage Corp., Pass-Through
                  Certificates, Series 2003-C2, Class A1              2.78%              7/10/2037              $    809
    4,000      Global Signal Trust III, Commercial Mortgage
                  Pass-Through Certificates, Series 2006-1,
                  Class A1FX(a)                                       5.36               2/15/2036                 3,981
    5,000      GMAC Commercial Mortgage Security, Inc.,
                  Pass-Through Certificates,
                  Series 1999-C2, Class E                             7.28               9/15/2033                 5,301
               GS Mortgage Securities Corp. II,
    4,024         Commercial Certificates, Series 2001-LIBA,
                  Class A-1(a)                                        6.21               2/14/2016                 4,090
    2,000         Series 2003-C1, Class A2B                           4.30               1/10/2040                 1,924
               J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.,
    3,200         Series 2001-CIB2, Class A2                          6.24               4/15/2035                 3,231
    4,000         Series 2006-CB15, Class ASB                         5.79               6/12/2043                 4,062
    3,000         Series 2006-CB16, Class ASB                         5.52               5/12/2045                 3,003
    2,000         Series 2006-LDP6, Class A-SB                        5.49(c)            4/15/2043                 2,001
    2,000         Series 2006-LDP7, Class ASB                         5.88               4/15/2045                 2,051
    3,000         Series 2006-LDP8, Class A-SB                        5.37               5/15/2045                 2,974
               LB-UBS Commercial Mortgage Trust,
    3,086         Series 2001-C2, Class A1                            6.27               6/15/2020                 3,109
    2,000         Series 2001-WM, Class D(a)                          6.83               7/14/2016                 2,106
    1,500         Series 2002-C4, Class A4                            4.56               9/15/2026                 1,462
    4,258         Series 2006-C1, Class A1                            5.02               2/15/2031                 4,225
    2,391      Mach One Trust, Series 2004-1A, Class A1(a)            3.89               5/28/2040                 2,315
    2,743      Merrill Lynch Mortgage Investors, Inc.,
                  Series 1999-C1, Class A2                            7.56              11/15/2031(e)              2,844
    3,000      Merrill Lynch-Countrywide Commercial Mortgage
                  Trust, Series 2006-3, Class ASB                     5.38               7/12/2046                 2,978
               Morgan Stanley Dean Witter Capital I, Inc.,
      903         Series 1997-XL1, Class A3                           6.95              10/03/2030                   910
    2,000         Series 1997-XL1, Class D                            7.00(c)           10/03/2030                 2,019
    1,111         Series 2000-PRIN, Class A3                          7.36               2/23/2034                 1,121
    4,999         Series 2005-RR6, Class A1(a)                        4.97               5/24/2043                 4,903
      900         Series 2005-RR6, Class A2FX(a)                      5.13               5/24/2043                   881
    2,000      Mortgage Capital Funding, Inc., Pass-Though
                  Certificates, Series 1998-MC2, Class E              7.09               6/18/2030                 2,058
               Nationslink Funding Corp., Pass-Through
                  Certificates,
    2,952         Series 1999-1, Class A2                             6.32               1/20/2031                 2,981
    3,300         Series 1999-1, Class F(a)                           7.05               1/20/2031                 3,381

24

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               Salomon Brothers Mortgage Securities VII, Inc.,
  $ 2,777         Series 2000-C2, Class A2                            7.46%              7/18/2033              $  2,907
    2,772         Series 2000-C3, Class A1                            6.34              12/18/2033                 2,781
    3,462         Series 2002-KEY2, Class A2                          4.47               3/18/2036                 3,366
    2,000      SBA Trust, Series 2006-1A, Class B(a)                  5.45              11/15/2036                 1,994
    3,000      Structured Asset Securities Corp.,
                  Series 1997-LLI, Class D                            7.15              10/12/2034                 3,157
               Trizechahn Office Properties Trust,
      948         Series 2001-TZHA, Class A2(a)                       6.09               5/15/2016                   962
    1,422         Series 2001-TZHA, Class D3(a)                       6.94               3/15/2013                 1,442
               Wachovia Bank Commercial Mortgage Trust,
    2,000         Notes, Series 2005-C21, Class APB                   5.16(c)           10/15/2044                 1,973
    4,500         Series 2005-C18, Class A2                           4.66               4/15/2042                 4,394
    2,000         Series 2006-C28, Class A-2                          5.50              10/15/2048                 2,004
                                                                                                                --------
                                                                                                                 118,874
                                                                                                                --------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.9%)(i)
    9,250      Bear Stearns Commercial Mortgage Securities,
                  Inc., Series 2004-ESA, Class X1 (acquired
                  6/17/2004; cost $538)(a),(j)                        2.06               5/14/2016                   385
               Credit Suisse First Boston Mortgage
                  Securities Corp.,
   11,124         Series 2003-C3, Class ASP (acquired
                  6/17/2003 and 8/04/2005; cost $981)(a),(j)          1.77               5/15/2038                   456
   60,403         Series 2004-C1, Class ASP (acquired
                  2/26/2004 and 8/30/2004; cost $2,703)(a),(j)        0.88               1/15/2037                 1,571
   46,199      First Union National Bank Commercial Mortgage
                  Trust, Certificates, Series 2002 C-1, Class IOII
                  (acquired 6/06/2006; cost $1,208)(a),(j)            0.96               2/12/2034                   966
    5,564      Greenwich Capital Commercial Funding Corp.,
                  Series 2002-C1, Class XP (acquired
                  7/17/2003; cost $586)(a),(j)                        1.78               1/11/2035                   455
   13,107      LB-UBS Commercial Mortgage Trust, Series 2003-C3,
                  Class XCP (acquired 5/20/2003; cost $826)(a),(j)    1.23               2/15/2037                   335
                                                                                                                --------
                                                                                                                   4,168
                                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               ESCROWED BONDS (0.7%)
  $ 3,000      GS Mortgage Securities Corp. II,
                  Series 2001-ROCK, Class B(a)                        6.77%              5/03/2018              $  3,169
                                                                                                                --------
               Total Commercial Mortgage Securities
                  (cost: $126,256)                                                                               126,211
                                                                                                                --------
               U.S. GOVERNMENT AGENCY ISSUES (6.0%)(k)

               DEBENTURES (0.8%)
    4,000      Fannie Mae, CPI Floating Rate Notes(+)                 2.45(c)            2/17/2009                 3,907
                                                                                                                --------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)(i)
   36,811      Government National Mortgage Assn.,
                  Series 2003-59, Class XB                            2.15               7/16/2010                   840
                                                                                                                --------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (5.0%)
    9,004      Fannie Mae, Pool 891244(+)                             5.50              12/01/2020                 8,970
               Freddie Mac(+),
    4,641         Pool B18333                                         5.00               5/01/2020                 4,540
    2,742         Pool B19905                                         5.00               9/01/2020                 2,682
    2,265         Pool J02581                                         5.50              11/01/2018                 2,260
    4,603         Pool J01619                                         5.50               4/01/2021                 4,581
                                                                                                                --------
                                                                                                                  23,033
                                                                                                                --------
               Total U.S. Government Agency Issues (cost: $28,015)                                                27,780
                                                                                                                --------
               MUNICIPAL BONDS (7.8%)

               AIRPORT/PORT (1.9%)
    1,000      Cleveland, Ohio Airport System RB,
                  Series 2006B (INS)                                  5.24               1/01/2017                   993
    2,745      College Park Georgia RB, Series A (INS)                5.66               1/01/2012                 2,790
    5,125      New York and New Jersey Port Auth.,
                  Consolidated Notes, Series 2004XX                   3.30               9/15/2007                 5,060
                                                                                                                --------
                                                                                                                   8,843
                                                                                                                --------
               APPROPRIATED DEBT (0.6%)
    3,000      Hudson County, NJ, Improvement Auth. RB,
                  Series 2005 (LOC - North Fork Bank)                 4.25               6/15/2019(b)              2,983
                                                                                                                --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               ELECTRIC/GAS UTILITIES (0.7%)
  $ 1,750      Energy Northwest Columbia Generating Station
                  Electric, WA, RB, Series 2006-B                     5.23%              7/01/2011              $  1,745
    1,320      Pedernales Electric Cooperative, Inc., TX, First
                  Mortgage Bond, Series 2002A (INS)(a)                4.09              11/15/2012                 1,262
      145      Texas Municipal Gas Corp., Notes (INS)(a)              2.60               7/01/2007                   144
                                                                                                                --------
                                                                                                                   3,151
                                                                                                                --------
               HOSPITAL (0.2%)
    1,000      Medical Univ., SC, Hospital Facilities Auth. RB,
                  Series 2004B (INS)                                  3.92               2/15/2009                   973
                                                                                                                --------
               NURSING/CCRC (1.7%)
    3,400      Martin Luther King Foundation, Inc., FL,
                  SAVRS, Notes, Series 1998 (INS)(l)                  5.75(c)           12/01/2028                 3,400
    2,000      Waco Health Facilities Development Corp. RB,
                  Series 2006B (INS)                                  5.27               2/01/2016                 1,975
    2,350      Yellowwood Acres, Inc., IN, SAVRS,
                  Series 1998 (INS)(l)                                5.75(c)           12/01/2028                 2,350
                                                                                                                --------
                                                                                                                   7,725
                                                                                                                --------
               SALES TAX (0.5%)
    2,500      Sales Tax Asset Receivables Co., NY, RB,
                  Series 2004B                                        3.29              10/15/2007                 2,466
                                                                                                                --------
               SINGLE FAMILY HOUSING (0.7%)
    3,000      Montgomery County, MD, Housing Opportunities
                  Commission Development Bonds, Series 2006A          5.23               1/01/2009                 2,997
                                                                                                                --------
               SPECIAL ASSESSMENT/TAX/FEE (1.3%)
    1,000      City and County of San Francisco Redevelopment
                  Financing Auth. RB, Series 2006A (INS)              5.62               8/01/2016                 1,007
    1,000      New York State Environmental Facilities Corp. RB,
                  Series 2004B (INS)                                  4.02              12/15/2009                   969
               New York State Housing Finance Agency
                  Personal Income Tax RB,
    3,000         Series 2006B                                        5.17               9/15/2009                 2,992
    1,000         Series 2006B                                        5.19               9/15/2011                   997
                                                                                                                --------
                                                                                                                   5,965
                                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               TOLL ROADS (0.2%)
  $ 1,000      New Jersey Turnpike Auth. RB, Series 2003B (INS)       2.84%              1/01/2008              $    976
                                                                                                                --------
               Total Municipal Bonds (cost: $36,328)                                                              36,079
                                                                                                                --------
               MONEY MARKET INSTRUMENTS (5.2%)

               COMMERCIAL PAPER (3.4%)

               FINANCIALS (3.4%)
               -----------------
               THRIFTS & MORTGAGE FINANCE (3.4%)
   15,687      Countrywide Financial Corp.                            5.30               2/01/2007                15,687
                                                                                                                --------
               VARIABLE-RATE DEMAND NOTES (1.8%)(m)

               CONSUMER DISCRETIONARY (0.4%)
               -----------------------------
               HOME FURNISHINGS (0.4%)
    1,835      Caddo Parrish, LA, IDB, IDRB, Series 2004
                  (LOC - Capital One, N.A.)                           6.02               7/01/2024                 1,835
                                                                                                                --------
               FINANCIALS (0.2%)
               -----------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
      685      Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)      6.32               1/01/2020                   685
                                                                                                                --------
               HEALTH CARE (0.6%)
               ------------------
               HEALTH CARE FACILITIES (0.6%)
    2,890      Louisiana Public Facilities Auth., RB,
                  Series 2002D (LOC - Capital One, N.A.)              6.00               7/01/2028                 2,890
                                                                                                                --------
               INDUSTRIALS (0.1%)
               ------------------
               INDUSTRIAL MACHINERY (0.1%)
      450      Florence, AL, IDB, RB, Series 1999B (LOC - La
                  Salle National Bank, N.A.)                          5.49              11/01/2008                   450
                                                                                                                --------
               MUNICIPAL BONDS (0.1%)
               ----------------------
               BUILDINGS (0.1%)
      500      Precision Aggregate I, LLC, Notes, Series 2000
                  (LOC - Sky Bank)                                    6.57               8/03/2015                   500
                                                                                                                --------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                           COUPON                                        MARKET
   AMOUNT      SECURITY                                               RATE                MATURITY                 VALUE
------------------------------------------------------------------------------------------------------------------------
               UTILITIES (0.4%)
               ----------------
               MULTI-UTILITIES (0.4%)
  $ 2,030      Sempra Energy ESOP, Series 1999A(a)                    5.85%             11/01/2014              $  2,030
                                                                                                                --------
               Total Variable-Rate Demand Notes                                                                    8,390
                                                                                                                --------
               Total Money Market Instruments (cost: $24,077)                                                     24,077
                                                                                                                --------

               TOTAL INVESTMENTS (COST: $464,705)                                                               $463,515
                                                                                                                ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

           (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

           (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

           (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2007.

           (d) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer. Securities shown without a maturity date are perpetual and have no final maturity.

           (e) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put

30

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

               feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's call/put feature.

           (f) Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

           (g) The weighted average life of mortgage- and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.

           (h) Security was fair valued at January 31, 2007, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

           (i) Interest-only commercial mortgage-backed securities (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

           (j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2007, was $4,168,000, which represented 0.9% of the Fund's net assets.

           (k) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

           (l) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

           (m) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

               CD      Certificate of Deposit

               COP     Certificate of Participation

               CPI     Consumer Price Index

               EETC    Enhanced Equipment Trust Certificate

               ESOP    Employee Stock Ownership Plan

               IDB     Industrial Development Board

               IDRB    Industrial Development Revenue Bond

               MTN     Medium-Term Note

               RB      Revenue Bond

               REIT    Real Estate Investment Trust

               SAVRS   Select Auction Variable Rate Securities

           CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement. The enhancements do not guarantee the market values of the securities.

               (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

               (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., or MBIA Insurance Corp.

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $464,705)           $463,515
   Receivables:
      Capital shares sold                                                                  661
      Interest                                                                           4,116
                                                                                      --------
         Total assets                                                                  468,292
                                                                                      --------
LIABILITIES
   Payables:
      Securities purchased                                                               4,240
      Capital shares redeemed                                                              346
      Dividends on capital shares                                                          178
   Accrued management fees                                                                 108
   Accrued transfer agent's fees                                                            18
   Other accrued expenses and payables                                                      34
                                                                                      --------
         Total liabilities                                                               4,924
                                                                                      --------
            Net assets applicable to capital shares outstanding                       $463,368
                                                                                      ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                    $512,882
   Overdistribution of net investment income                                               (16)
   Accumulated net realized loss on investments and futures contracts                  (48,308)
   Net unrealized depreciation of investments                                           (1,190)
                                                                                      --------
            Net assets applicable to capital shares outstanding                       $463,368
                                                                                      ========
   Capital shares outstanding, unlimited number of shares authorized, no par value      52,371
                                                                                      ========
   Net asset value, redemption price, and offering price per share                    $   8.85
                                                                                      ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                        $11,460
                                                                          -------
EXPENSES
   Management fees                                                            628
   Administration and servicing fees                                          339
   Transfer agent's fees                                                      413
   Custody and accounting fees                                                 59
   Postage                                                                     28
   Shareholder reporting fees                                                  26
   Trustees' fees                                                               5
   Registration fees                                                           22
   Professional fees                                                           30
   Other                                                                        5
                                                                          -------
      Total expenses                                                        1,555
   Expenses paid indirectly                                                    (8)
                                                                          -------
      Net expenses                                                          1,547
                                                                          -------
NET INVESTMENT INCOME                                                       9,913
                                                                          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS
   Net realized gain on:
      Investments                                                             444
      Futures transactions                                                     38
   Change in net unrealized appreciation/depreciation of:
      Investments                                                           1,845
      Futures contracts                                                        (4)
                                                                          -------
         Net realized and unrealized gain                                   2,323
                                                                          -------
Increase in net assets resulting from operations                          $12,236
                                                                          =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED),
AND YEAR ENDED JULY 31, 2006

                                                             1/31/2007        7/31/2006
                                                             --------------------------
FROM OPERATIONS
   Net investment income                                      $  9,913        $  16,988
   Net realized gain (loss) on investments                         444             (450)
   Net realized gain on futures transactions                        38                -
   Change in net unrealized appreciation/depreciation of:
      Investments                                                1,845           (2,164)
      Futures contracts                                             (4)               4
                                                              -------------------------
         Increase in net assets resulting from operations       12,236           14,378
                                                              -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (9,943)         (17,708)
                                                              -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    88,603          167,280
   Reinvested dividends                                          8,974           15,741
   Cost of shares redeemed                                     (75,845)        (165,485)
                                                              -------------------------
      Increase in net assets from capital
         share transactions                                     21,732           17,536
                                                              -------------------------
Net increase in net assets                                      24,025           14,206

NET ASSETS
   Beginning of period                                         439,343          425,137
                                                              -------------------------
   End of period                                              $463,368        $ 439,343
                                                              =========================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of period                                              $    (16)       $      14
                                                              =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                  10,006           18,951
   Shares issued for dividends reinvested                        1,012            1,784
   Shares redeemed                                              (8,568)         (18,750)
                                                              -------------------------
      Increase in shares outstanding                             2,450            1,985
                                                              =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt  securities  are  valued  each  business  day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Investments  in  open-end  investment  companies,   other  than
                 exchange  traded  funds,  are  valued at their net asset  value
                 (NAV) at the end of each business day.

              3. Debt securities  purchased with original  maturities of 60 days or less are valued at amortized cost, which approximates market value.

              4. Futures contracts are valued at the last quoted sales price.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

              5. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

              In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of January 31, 2007, the Fund did not invest in any futures contracts.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

              of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of January 31, 2007.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $8,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

         temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 1.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2007, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2006, the Fund had capital loss carryovers of $47,715,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2014, as shown on the next page. It is unlikely that the Trust's Board of Trustees will

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

         authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

          CAPITAL LOSS CARRYOVERS
------------------------------------------
 EXPIRES                         BALANCE
---------                      -----------
  2009                         $ 3,691,000
  2010                           2,084,000
  2011                          39,474,000
  2012                           1,083,000
  2014                           1,383,000
                               -----------
                   Total       $47,715,000
                               ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2007, were $118,191,000 and $99,781,000, respectively.

         As of January 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross  unrealized  appreciation  and  depreciation of investments as of
         January  31,  2007,  were  $1,695,000  and  $2,885,000,   respectively,
         resulting in net unrealized depreciation of $1,190,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Investment Grade Bond

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

              Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Short Investment Grade Debt Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Investment Grade Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2007, the Fund incurred total management fees, paid or payable to the Manager,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

              of $628,000, which included a performance adjustment of $85,000 that increased the base management fee of 0.24% by 0.04%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $339,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2007, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $413,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended January 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                COST TO      NET REALIZED
SELLER                                      PURCHASER          PURCHASER    GAIN TO SELLER
------------------------------------------------------------------------------------------
USAA Intermediate-Term Bond Fund   USAA Short-Term Bond Fund   $2,228,000      $149,000

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

              evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                    PERIOD ENDED
                                     JANUARY 31,                               YEAR ENDED JULY 31,
                                    ---------------------------------------------------------------------------------------
                                        2007             2006            2005           2004           2003            2002
                                    ---------------------------------------------------------------------------------------
Net asset value at
   beginning of period              $   8.80         $   8.87        $   8.98       $   9.05       $   8.99        $   9.95
                                    ---------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                 .20              .36             .30            .30            .37             .55(c)
   Net realized and
      unrealized gain (loss)             .05             (.07)           (.11)          (.07)           .09            (.96)(c)
                                    ---------------------------------------------------------------------------------------
Total from investment operations         .25              .29             .19            .23            .46            (.41)
                                    ---------------------------------------------------------------------------------------
Less distributions:
   From net investment income           (.20)            (.36)           (.30)          (.30)          (.40)           (.55)
                                    ---------------------------------------------------------------------------------------
Net asset value at end of period    $   8.85         $   8.80        $   8.87       $   8.98       $   9.05        $   8.99
                                    =======================================================================================
Total return (%)*                       2.70             3.36            2.19           2.51           5.14           (4.29)
Net assets at end of period (000)   $463,368         $439,343        $425,137       $413,897       $380,329        $404,048
Ratio of expenses to
   average net assets (%)**(b)           .69(a)           .69             .56            .55            .55             .58
Ratio of net investment
   income to average
   net assets (%)**                     4.38(a)          3.94            3.06           3.06           3.88            5.74(c)
Portfolio turnover (%)                 23.66            50.84           41.97          32.02          67.33           87.55

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended January 31, 2007, average net assets were $448,700,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) On August 1, 2001, a change in amortization method was made as required by an accounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 5.73%. The per share net investment income and net realized and unrealized loss amounts would not have changed.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2006, through January 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

48

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                    BEGINNING                ENDING               DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE           AUGUST 1, 2006 -
                                  AUGUST 1, 2006        JANUARY 31, 2007         JANUARY 31, 2007
                                  ---------------------------------------------------------------
Actual                              $1,000.00              $1,027.00                  $3.53

Hypothetical
  (5% return before expenses)        1,000.00               1,021.73                   3.52

         *Expenses are equal to the Fund's annualized expense ratio of 0.69%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.70% for the six-month period of August 1, 2006, through January 31, 2007.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23426-0307                                   (C)2007, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MARCH 21, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MARCH 22, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MARCH 22, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.